NOTE 6 - DUE TO RELATED PARTY (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Proceeds from Loans	$ 20,000
HEP Investments, LLC
Due to Related Parties, Current	432,429
Proceeds from Loans	$ 110,500